Fair Value Measurement (Details) $ in Thousands	Apr. 03, 2023 USD ($)
Fair Value Measurement [Line Items]
Discount percentage	15.00%
Closing day, term	45 days
Wilk Technologies Ltd [Member]
Fair Value Measurement [Line Items]
Percentage of stake	2.50%
Related Party [Member]
Fair Value Measurement [Line Items]
Investment in Wilk (in Dollars)	$ 435